Trade and Other Receivables - Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	¥ 62,854	$ 9,713	¥ 30,586
Debit/(credit) to consolidated statement of profit or loss	(12,349)	(1,908)	32,340
Written off	(242)	(37)	(62)
Translation difference	(3)	(1)	(10)
Ending balance	¥ 50,260	$ 7,767	¥ 62,854